Note 7 - Share-based Compensation - Share-based Compensation Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Allocated Share-based Compensation Expense	$ 22,683
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	17,753
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 4,930